Inventories (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017
impairment charge	$ 58,817	$ (49,022)
primary (zinc-only) ore impairment	51,757
oxide ore Impairment	2,952
pyrite sand ore impairment	$ 4,108